Deferred Income Tax Assets (liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current:
Notes and accounts receivable	$ 141	$ 142
Stock-based compensation	615	679
Allowance for sales return	105	123
Inventory reserve	48	544
Foreign currency translation	(1,273)	312
Others	504	561
Valuation allowance	(528)	(1,083)
Deferred Tax Assets, Net of Valuation Allowance, Current	(388)	1,278
Non-current:
Inventory reserve	766	590
Property and equipment	452	651
Investment tax credits	7,823	7,011
Net operating loss carryforwards	9,621	8,540
Others	(490)	(885)
Valuation allowance	(16,263)	(15,193)
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	$ 1,909	$ 714